Long-Term Debt and Other Financial Liabilities, HCOB Facility (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Jul. 17, 2020	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 26, 2020	Sep. 01, 2015
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			$ 22,500	$ 6,422	$ 67,130
Settlement amount			52,514	17,598	$ 68,468
Balance outstanding			$ 173,289	$ 185,509
HCOB Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity							$ 44,430
Proceeds from drawdown		$ 44,430
Maturity date			Jun. 30, 2020
Settlement amount	$ 23,500
Balance outstanding			$ 0			$ 29,056
Gain on debt refinancing			$ 5,144